Stock Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 10, 2017	Apr. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense			$ 24,600
Unrecognized stock-based compensation expense, expected weighted average period for recognition			4 years 9 months 18 days
Number of options granted			600,000	3,175,000
Number of options outstanding			3,775,000	3,175,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		375,000
Number of options forfeited		250,000
Number of options outstanding		3,900,000
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved for issuance under the plan		465,518
2016 Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period			59 months
Number of shares approved for issuance under the plan					4,000,000
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares approved under the plan	861,777
Number of shares approved for issuance under the plan	4,861,777
2015 Restricted Stock Unit Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period			6 months